INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details)	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Reversal of intangible asset impairment	$ 62,300,000	$ 55,600,000
(Impairment reversal, net of write-downs)		31,500,000
Intangible assets	$ 229,951,000	$ 306,630,000	$ 306,630,000
Key assumption used in estimation of unit's recoverable amount, EBITDA multiple	7.5	10
Decrease factor	0.10
Potential intangible asset impairment	$ 50,000,000
Increase factor	0.10
Potential reversal of asset impairment	$ 55,000,000
Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	265,500,000	$ 544,000,000.0
Cash-generating units | Textile And Sewing
Disclosure of detailed information about intangible assets [line items]
Write-downs and impairments	0
Cash-generating units | Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Write-downs and impairments		24,100,000
Trademarks | Cash-generating units | Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Write-downs and impairments		10,400,000
Customer contracts and customer relationships | Cash-generating units | Hosiery and underwear
Disclosure of detailed information about intangible assets [line items]
Write-downs and impairments		13,700,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,106,000		$ 17,361,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	13,600,000	14,100,000
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 4,400,000	$ 3,600,000